SCHEDULE OF CONVERTIBLE DEBENTURES (Details) - USD ($)	Dec. 31, 2021		Dec. 31, 2020
Short-term Debt [Line Items]
Other debt	$ 359,262		$ 95,000
Accrued Interest on Loans	9,212
Total of debentures, notes and other debt	2,384,410		1,389,601
Bridge Investor [Member]
Short-term Debt [Line Items]
Other debt	265,000		50,000
5% Convertible Note Payable - Stephen Boesch [Member]
Short-term Debt [Line Items]
Convertible note payable	118,958		213,046
5% Convertible Note Payable Related Party [Member]
Short-term Debt [Line Items]
Convertible note payable	276,233		263,733
5% Convertible Note Payable - Sanjay Jha [Member]
Short-term Debt [Line Items]
Convertible note payable	275,753
5% Convertible Note Payable - CEO, CTO and CFO [Member]
Short-term Debt [Line Items]
Convertible note payable	90,357	[1]	86,257
5% Convertible note payable - Bridge Investors [Member]
Short-term Debt [Line Items]
Convertible note payable	185,122		176,722
5% Convertible Note Payable [Member]
Short-term Debt [Line Items]
Convertible note payable	946,423		1,003,011
5% Convertible Note Autotelic Inc [Member]
Short-term Debt [Line Items]
Convertible note payable	256,634
5% Convertible Note Bridge Investors [Member]
Short-term Debt [Line Items]
Convertible note payable	381,123
5% Convertible Notes Chief Financial Officer [Member]
Short-term Debt [Line Items]
Convertible note payable	76,531
5% Convertible Note [Member]
Short-term Debt [Line Items]
Convertible note payable	714,288
Chief Executive Officer [Member]
Short-term Debt [Line Items]
Other debt	20,000		20,000
Chief Financial Officer [Member]
Short-term Debt [Line Items]
Other debt	45,050		25,000
Autotelic [Member]
Short-term Debt [Line Items]
Other debt	20,000
5% Convertible Note Payable - Dr Sanjay Jha [Member]
Short-term Debt [Line Items]
Convertible note payable			263,253
10% Convertible Note Payable Due April 23, 2022 [Member] | Peak one [Member]
Short-term Debt [Line Items]
Convertible note payable
10% Convertible Note Payable Due April 23, 2022 [Member] | TFK Investments LLC [Member]
Short-term Debt [Line Items]
Convertible note payable			39,065
10% Convertible Note Payable Due April 23, 2022 [Member] | Related Party [Member]
Short-term Debt [Line Items]
Convertible note payable	144,951
10% Convertible Note Payable Due April 23, 2022 [Member] | Bridge Investor [Member]
Short-term Debt [Line Items]
Convertible note payable	31,167		69,848
10% Convertible Note Payable Due April 23, 2022 [Member] | Related Party [Member]
Short-term Debt [Line Items]
Convertible note payable			14,256
10% Convertible Note Payable Due August 6, 2022 [Member] | Bridge Investor [Member]
Short-term Debt [Line Items]
Convertible note payable	188,319		168,421
10% Convertible Note Payable [Member]
Short-term Debt [Line Items]
Convertible note payable	$ 364,437		$ 291,590

[1]	The CTO was a related party till July 2021, when he resigned as the CTO due to health reasons.